Cover	Feb. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-15913
Entity Registrant Name	SHOREPOWER TECHNOLOGIES, INC.
Entity Central Index Key	0000764630
Entity Tax Identification Number	06-1120072
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5289 NE Elam Young Pkwy.
Entity Address, Address Line Two	Suite 180
Entity Address, City or Town	Hillsboro
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97124
City Area Code	(503)
Local Phone Number	892-7345
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01
Trading Symbol	SPEV
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true